Unaudited Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025		Jun. 30, 2024
Unaudited Condensed Consolidated Statements of Comprehensive Income
Net income (loss)	$ 6,810	$ (12,851)	$ 14,391	[1]	$ (5,413)	[1]
Other comprehensive income, net of tax	0	0	0		0
Comprehensive income (loss)	$ 6,810	$ (12,851)	$ 14,391		$ (5,413)

[1]	Included in net income (loss) is interest paid amounting to $29.5 million and $33.6 million for the six months ended June 30, 2025 and 2024, respectively.